Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 29,631	$ 5,682
Deferred tax expense	(23,105)	382
Tax expense (income)	$ 6,526	$ 6,064